Loans Receivable (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
30-59 Days Past Due	$ 5,837	$ 8,910
60-89 Days Past Due	3,741	1,651
Greater Than 90 Days Past Due	2,717	10,408
Total Past Due	12,295	20,969
Current	425,526	416,012
Total Loans	437,821	436,981
Recorded Investments Greater than 90 Days and Accruing	174	229
Residential Real Estate Including Home Equity [Member]
30-59 Days Past Due	3,721	4,172
60-89 Days Past Due	1,090	1,145
Greater Than 90 Days Past Due	1,502	1,448
Total Past Due	6,313	6,765
Current	155,351	147,862
Total Loans	161,664	154,627
Recorded Investments Greater than 90 Days and Accruing	174	0
Consumer Loan [Member]
30-59 Days Past Due	1	0
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	0	0
Total Past Due	1	0
Current	231	347
Total Loans	232	347
Recorded Investments Greater than 90 Days and Accruing	0	0
Commercial Real Estate [Member]
30-59 Days Past Due	1,083	4,044
60-89 Days Past Due	2,626	390
Greater Than 90 Days Past Due	768	1,993
Total Past Due	4,477	6,427
Current	190,872	169,342
Total Loans	195,349	175,769
Recorded Investments Greater than 90 Days and Accruing	0	229
Commercial Participations Purchased [Member]
30-59 Days Past Due	0	5
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	0	5,442
Total Past Due	0	5,447
Current	1,273	22,593
Total Loans	1,273	28,040
Recorded Investments Greater than 90 Days and Accruing	0	0
Commercial Loan [Member]
30-59 Days Past Due	1,032	689
60-89 Days Past Due	25	116
Greater Than 90 Days Past Due	447	1,525
Total Past Due	1,504	2,330
Current	56,212	66,999
Total Loans	57,716	69,329
Recorded Investments Greater than 90 Days and Accruing	0	0
Government [Member]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	0	0
Total Past Due	0	0
Current	21,587	8,869
Total Loans	21,587	8,869
Recorded Investments Greater than 90 Days and Accruing	$ 0	$ 0